Commitments and Contingencies - Summary of lease costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Operating lease cost	$ 201	$ 201
Short term lease cost	21	22
Total lease cost	$ 222	$ 223